Loans (Net Loans Held-For-Investment) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 973,713	$ 911,162		$ 764,120
Commercial and industrial loans	13,369	12,710		17,020
Insurance premium loans	454	59,096		44,517
Other loans	1,616	1,496		1,062
Total commercial and industrial, insurance premium, and other loans	15,439	73,302		62,599
Deferred loan cost, net	1,685	1,481		872
Originated loans held-for-investment, net	990,837	985,945		827,591
PCI Loans	82,111	88,522
Loans held for investmement, net	1,072,948	1,074,467		827,591
Allowance for loan losses	(27,042)	(26,836)	(23,520)	(21,819)	(15,414)	(8,778)
Net loans held-for-investment	1,045,906	1,047,631		805,772
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	538,251	458,370		283,588
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	311,256	327,074		339,321
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	69,781	72,592		78,032
Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	28,928	29,666		28,125
Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 25,497	$ 23,460		$ 35,054